Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 4. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company's goodwill for the nine months ended September 30, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475
Acquisition of MakerBot	371,411
Effect of currency translation	1,135

Balance at September 30, 2013	$1,195,021

Other Intangible Assets

Other intangible assets consisted of the following (in thousands):

	September 30, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$445,420	$40,616	$385,735	$9,058
Capitalized software development costs	16,372	13,567	15,831	12,996
Patents	13,929	6,126	13,533	4,952
Trademarks and trade names	59,008	2,408	16,877	592
Customer relationships	100,529	7,550	77,779	1,172
Non-compete agreement	10,354	595	350	194
In-process research and development	63,420	-	29,231	-

	709,032	$70,862	539,336	$28,964
Accumulated amortization	70,862		28,964
Net book value of amortizable intangible assets	$638,170		$510,372

Changes in the gross carrying amount of our other intangible assets for the nine months ended September 30, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336
Acquisition of MakerBot	168,386
Patents, trademarks and capitalized software	1,310

Balance at September 30, 2013	$709,032

Amortization expense for intangible assets for the three month periods ended September 30, 2013 and 2012 was $15.7 million and $1.1 million, respectively. Amortization expense for the nine month periods ended September 30, 2013 and 2012 was $41.9 million and $3.4 million, respectively.

Estimated amortization expense, for all intangible assets, for the three months ended December 31, 2013 is $18.7 million and for the five years subsequent to December 31, 2013 is as follows (in thousands):

Year ending December 31,
2014	$75,210
2015	78,371
2016	79,074
2017	78,127
2018	$72,061